INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	5,210	(1,416)	—	3,794
Mobile games and platforms	59,304	(35,690)	—	23,614
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389
Mobile game product development costs	2,679	(1,478)	—	1,201

Total	110,131	(56,223)	(10,910)	42,998

	As of December 31, 2013,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,152	(2,029)	(2,613)	510	84
Mobile games and platforms	66,203	(47,852)	—	18,351	3,031
Acquired customer relationships	43,234	(16,763)	—	26,471	4,373
Mobile game licenses	45,998	(4,868)	—	41,130	6,794
Mobile game product development costs	2,679	(2,250)	—	429	71

Total	163,266	(73,762)	(2,613)	86,891	14,353

During the year ended December 31, 2012, the Company recognized a full impairment charge of RMB10,910 (US$1,751) on the acquired customer relationships of the OWX Group attributable to the handset design business, as the intangible asset was no longer expected to generate any further economic benefits for the Group.

During the year ended December 31, 2013, the Company recognized a full impairment charge of RMB2,613 (US$432) on the feature phone middleware platform of the 3GUU Group due to changes in business strategy by management in light of the downward trend in the feature phone market. The intangible asset was no longer expected to generate any further economic benefits for the Group.

Amortization expenses, which were recorded in cost of revenues, for the years ended December 31, 2011, 2012 and 2013 were RMB19,686, RMB23,583 and RMB22,707 (US$3,751), respectively.

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2014	32,405	5,353
2015	29,236	4,829
2016	15,925	2,631
2017	3,825	632
2018	3,017	498

Total	84,408	13,943